Accrued liabilities	12 Months Ended
Dec. 31, 2024
Disclosure Of Accrued Liabilities [Abstract]
Accrued liabilities

16. Accrued liabilities

	2024	2023
	€	€
Consulting, professional and audit liability	729,162	351,064
Clinical accrued liabilities	5,221,572	1,832,590
Manufacturing accrued liabilities	1,767,291	2,079,900
Nonclinical accrued liabilities	445,238	493,907
Personnel related accruals	7,827,392	5,892,087
Other accrued liabilities	1,597,752	417,962
	17,588,407	11,067,510